Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Surrozen Inc [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	120,000,000	120,000,000	85,888,000
Common shares, shares issued	10,368,999	8,648,718	8,648,718
Common shares, shares outstanding	10,368,999	8,178,290	8,178,290
Class A ordinary
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	350,000,000	350,000,000
Common shares, shares issued	1,829,617	1,447,914
Common shares, shares outstanding	1,829,617	1,447,914
Temporary Equity, Shares Issued	7,804,383	8,186,086
Temporary equity, shares outstanding	7,804,383	8,186,086
Class B ordinary
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	150,000,000	150,000,000
Common shares, shares issued	2,300,000	2,300,000
Common shares, shares outstanding	2,300,000	2,300,000
Temporary Equity, Shares Issued	2,300,000	2,300,000
Redeemable Convertible Preferred Stock [Member] | Surrozen Inc [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	95,289,938	95,289,938	68,555,555
Temporary Equity, Shares Issued	95,289,932	95,289,932	66,718,509
Temporary equity, shares outstanding	95,289,932	95,289,932	66,718,509
Temporary Equity, Liquidation Preference	$ 133,300	$ 133,300	$ 83,300